EQUITY - Schedule Of Options (Details) shares in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) shares	Dec. 31, 2017 CAD ($) shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2016 CAD ($) shares
Management Share Option Plan | Equity-Settled Share-Based Payment Arrangement
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted-average exercise price, beginning balance (in dollars per share)	$ 25.77	$ 15.63	$ 24.98	$ 17.07
Weighted average exercise price of share options granted (in dollars per share)	36.92	0.00	30.59	0.00
Weighted average exercise price of share options exercised (in dollars per share)	24.36	17.50	22.00	23.44
Weighted average exercise price of share options cancelled (in dollars per share)	33.28	0.00	31.25	0.00
Weighted-average exercise price, ending balance (in dollars per share)	$ 27.71	$ 12.35	$ 25.77	$ 15.63
Escrowed Stock Plan | Equity-Settled Share-Based Payment Arrangement
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance (in shares)	24,167	24,167	20,938	20,938
Granted (in shares)	3,700	3,700	3,250	3,250
Exercised (in shares)	(95)	(95)	(21)	(21)
Ending balance (in shares)	27,772	27,772	24,167	24,167
Weighted-average exercise price, beginning balance (in dollars per share) | $	$ 27.77		$ 27.33
Weighted average exercise price of share options granted (in dollars per share) | $	36.88		30.59
Weighted average exercise price of share options exercised (in dollars per share) | $	21.74		21.74
Weighted-average exercise price, ending balance (in dollars per share) | $	$ 29.01		$ 27.77
Deferred Stock Unit | Cash-Settled Share-Based Payment Arrangement
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance (in shares)	14,986	14,986	13,793	13,793
Granted and reinvested (in shares)	661	661	1,264	1,264
Exercised and canceled (in shares)	(703)	(703)	(71)	(71)
Ending balance (in shares)	14,944	14,944	14,986	14,986
Restricted Stock | Cash-Settled Share-Based Payment Arrangement
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance (in shares)	10,920	10,920	10,920	10,920
Granted and reinvested (in shares)	0	0	0	0
Exercised and canceled (in shares)	0	0	0	0
Ending balance (in shares)	10,920	10,920	10,920	10,920
Weighted-average exercise price, beginning balance (in dollars per share) | $		$ 9.09		$ 9.09
Weighted average exercise price, granted and reinvested (in dollars per share) | $		0.00		0.00
Weighted average exercise price, granted and canceled (in dollars per share) | $		0.00		0.00
Weighted-average exercise price, ending balance (in dollars per share) | $		$ 9.09		$ 9.09
TSX Common Class A Shares | Management Share Option Plan | Equity-Settled Share-Based Payment Arrangement
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance (in shares)	7,684	7,684	9,427	9,427
Granted (in shares)	0	0	0	0
Exercised (in shares)	(4,887)	(4,887)	(1,743)	(1,743)
Canceled (in shares)	0	0	0	0
Ending balance (in shares)	2,797	2,797	7,684	7,684
NYSE Common Class A Shares | Management Share Option Plan | Equity-Settled Share-Based Payment Arrangement
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance (in shares)	31,483	31,483	28,488	28,488
Granted (in shares)	6,331	6,331	4,363	4,363
Exercised (in shares)	(2,149)	(2,149)	(970)	(970)
Canceled (in shares)	(772)	(772)	(398)	(398)
Ending balance (in shares)	34,893	34,893	31,483	31,483